Tax Effects Of Temporary Differences (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 10,447,000	$ 9,154,000
Accumulated depreciation	(13,000)	(13,000)
Deferred Tax Assets, Valuation Allowance	(10,434,000)	(9,141,000)
Net deferred tax assets	$ 0	$ 0